Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2022 (year ended December 31, 2021 – 27%) as follows:

	Years ended December 31,
	2022	2021
Expected income tax expense (recovery) expense	$(8,446)	$1,492
Non-deductible stock-based compensation	233	389
Other permanent differences	(58)	4,559
Withholding taxes and other foreign taxes	621	76
Change in enacted tax rates	294	61
Foreign tax rate differences, foreign exchange and other adjustments	392	457
Non-taxable income from equity investment	—	(8,902)
Change in valuation allowance	(3,249)	2,970
Expired Losses	11,562	—
Bargain purchase gain	63	(1,579)
Tax realignment due to Italian tax law changes	—	(7,654)
Income tax expense (recovery)	$1,412	$(8,131)

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2022	2021
Deferred income tax assets:
Net loss carry forwards	$208,399	$223,129
Intangible assets	4,015	4,571
Property, plant and equipment	18,392	18,225
Warranty liability	3,631	4,785
Foreign tax credits	620	620
Inventory	1,933	1,614
Research and development	5,001	7,537
Tax realignment due to Italian tax law changes	7,713	8,705
Financing and share issuance cost	1,106	—
Other	8,859	10,858
Total gross deferred income tax assets	259,669	280,044
Valuation allowance	(249,239)	(268,391)
Total deferred income tax assets	$10,430	$11,653
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(15)	(12)
Other	(2,837)	(2,950)
Total deferred income tax liabilities	$(3,282)	$(3,392)
Total net deferred income tax assets	$7,148	$8,261

Schedule of Components of Income Tax Expense (Benefit)	The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2022
Italy	$1,023	$20	$(511)	$(491)
United States	15,136	6	—	6
Canada	(46,657)	372	—	372
Netherlands	3,103	601	(25)	576
Poland	3,002	512	118	630
Other	(6,890)	341	(22)	319
	$(31,283)	$1,852	$(440)	$1,412
Year ended December 31, 2021
Italy	$921	$1,417	$(10,373)	$(8,956)
United States	31,476	(3)	—	(3)
Canada	(35,809)	69	—	69
Netherlands	3,843	704	33	737
Poland	1,966	351	14	365
Other	3,130	(366)	23	(343)
	$5,527	$2,172	$(10,303)	$(8,131)

Summary of Operating Loss Carryforwards	The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2023	2024	2025	2026 and later	Total
Canada	$—	$—	$—	$616,437	$616,437
United States	—	—	—	90,475	90,475
Sweden	—	—	—	10,656	10,656
China	1,528	948	2,267	1,994	6,737
India				4,909	4,909
Australia and Other				7,382	7,382
Total	$1,528	$948	$2,267	$731,853	$736,596